DERIVATIVE FINANCIAL INSTRUMENTS (Exchange Rate Derivative Contract) (Details) $ in Thousands, € in Millions, Q in Millions, ¥ in Billions, $ in Billions, $ in Billions, $ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	$ 2,062,207							$ 1,797,091
Contracts with negative fair value	(50,342)							(8,220)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value								13,129
Contracts with negative fair value	(45,943)
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 589.8
Long | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount			¥ 1.8	$ 18.8		$ 44.3
Long | MEX/$ | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value								0
Contracts with negative fair value	(25,940)
Long | EUR/$ | Forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value								15,159
Contracts with negative fair value	(24,073)
Long | JPY/$ | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value								0
Contracts with negative fair value	(431)
Long | ARS/$ | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	3,952							0
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 3.3
Short | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					Q 15,400.0		$ 299.1
Short | EUR/$ | Forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	189							0
Short | GTQ/$ | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with negative fair value	(2)							(6)
Short | COP/$ | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	$ 362
Contracts with negative fair value								$ (2,024)